Asset and Goodwill Impairment Testing - Additional Information (Detail) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($) $ / bbl	Dec. 31, 2020 CAD ($) $ / bbl	Dec. 31, 2021 USD ($)
Discount rate
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in Assumption	1.00%	1.00%		1.00%	1.00%	1.00%
Canada, Dollars
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term foreign exchange rates				1.28	1.30
Carmen de Andacollo CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss	$ 215
Reversal of impairment loss, net	$ 150
Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax real discount rates	8.00%			8.00%		8.00%
Recoverable amount net of tax	$ 2,100	$ 2,100		$ 2,100	$ 2,100
Impairment loss recognised in profit or loss		597	$ 647		$ 1,200
Impairment loss recognised in profit or loss, after tax		$ 438	$ 474
Fort Hills CGU | Discount rate
Disclosure of impairment loss and reversal of impairment loss [line items]
Reasonably possible increase in recoverable amount based on changes in the actuarial assumption	$ 50			$ 50
Change in Assumption	0.25%			0.25%		0.25%
Fort Hills CGU | Canada, Dollars
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term foreign exchange rates				1.28
Fort Hills CGU | Canada, Dollars | Actuarial assumption of expected rates changes of foreign exchange rates
Disclosure of impairment loss and reversal of impairment loss [line items]
Reasonably possible increase in recoverable amount based on changes in the actuarial assumption	$ 30			$ 30
Reasonably possible increase in actuarial assumption of exchange rates						$ 0.01
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax real discount rates	600.00%	600.00%		600.00%	600.00%	600.00%
Bottom of range | Steelmaking Coal Cash Generating Unit
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life				14 years
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax real discount rates	800.00%	800.00%		800.00%	800.00%	800.00%
Top of range | Steelmaking Coal Cash Generating Unit
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life				50 years
Quebrada Blanca | QB2
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life				28 years
Quebrada Blanca | Projected expansion
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life				42 years
Mine Plans | Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life				37 years	45 years
WCS Heavy Oil
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | $ / bbl				48	46
WCS Heavy Oil | Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | $ / bbl				48
WCS Heavy Oil | Fort Hills CGU | Actuarial assumptions of recovery rates based on the change in heavy oil prices
Disclosure of impairment loss and reversal of impairment loss [line items]
Reasonably possible increase in actuarial assumption of heavy oil price						$ 1
Reasonably possible increase in recoverable amount based on changes in the actuarial assumption	$ 100			$ 100